Debt - Additional Information (Details) - USD ($)				1 Months Ended		11 Months Ended	12 Months Ended
	Dec. 23, 2016	Sep. 27, 2016	Jun. 07, 2016	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Jan. 31, 2014
Debt Instrument [Line Items]
Payment of special dividend			$ 72,000,000				$ 68,000,000
Repayment of senior secured credit facility						$ 5,600,000	$ 13,200,000	$ 29,100,000
Revolving Credit Facility
Debt Instrument [Line Items]
Amounts available under senior secured credit facility			25,000,000
Term Loan
Debt Instrument [Line Items]
Maturity date							Dec. 23, 2021
Line of credit facility, frequency of payments							Quarterly
Net proceeds in excess of term loan							$ 2,500,000
Term Loan | March 31, 2017 Through December 31, 2018
Debt Instrument [Line Items]
Line of credit facility, periodic payment							2,062,500
Term Loan | March 31, 2019 Through December 31, 2019
Debt Instrument [Line Items]
Line of credit facility, periodic payment							2,475,000
Term Loan | March 31, 2020 Through December 31, 2020
Debt Instrument [Line Items]
Line of credit facility, periodic payment							3,093,750
Term Loan | March 31, 2021 Through September 30, 2021
Debt Instrument [Line Items]
Line of credit facility, periodic payment							4,125,000
2014 Senior Secured Credit Facility
Debt Instrument [Line Items]
Write off of unamortized debt discount and debt issuance costs				$ 1,700,000
Write off of other fees associated with refinancing transaction				100,000
Unamortized debt discount				700,000			700,000
Unamortized debt issuance costs				800,000			$ 800,000
2014 Senior Secured Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Amounts available under senior secured credit facility			25,000,000						$ 20,000,000
Credit facility, interest rate								6.25%
2014 Senior Secured Credit Facility | Term Loan
Debt Instrument [Line Items]
Amounts available under senior secured credit facility									105,000,000
Credit facility, interest rate								6.25%
Line of credit outstanding amount			$ 64,000,000
2014 Senior Secured Credit Facility | Second Lien Term Loan
Debt Instrument [Line Items]
Amounts available under senior secured credit facility									$ 40,000,000
Credit facility, interest rate								11.00%
Repayment of senior secured credit facility		$ 40,000,000
Debt prepayment penalty					$ 400,000
Write off of unamortized debt issuance costs					$ 500,000
Senior Secured Credit Facility
Debt Instrument [Line Items]
Amounts available under senior secured credit facility	$ 200,000,000
Line of credit facility, expiration period							5 years
Debt instrument, interest rate, description							Both the Revolving Credit Facility and the Term Loan Facility bear interest, at the Company’s option, at a rate per annum equal to either (i) the greater of (x) 3.00% and (y) an adjusted LIBOR rate determined by reference to the cost of funds for U.S. dollar deposits for the applicable interest period plus an applicable margin ranging from 2.00% to 3.50% based on the Company’s consolidated total net leverage ratio or (ii) the greater of (x) 2.00% and (y) a floating base rate plus an applicable margin ranging from 1.00% to 2.50% based on the Company’s consolidated total net leverage ratio.
Cost incurred related to credit facility				2,300,000			$ 2,300,000
Debt instrument amortization period							5 years
Senior Secured Credit Facility | Lender Fees
Debt Instrument [Line Items]
Cost incurred related to credit facility				2,100,000			$ 2,100,000
Senior Secured Credit Facility | Third-Party Fees
Debt Instrument [Line Items]
Cost incurred related to credit facility				$ 200,000			$ 200,000
Senior Secured Credit Facility | LIBOR
Debt Instrument [Line Items]
Debt instrument, basis spread on interest rate							3.00%
Senior Secured Credit Facility | Base Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on interest rate							2.00%
Senior Secured Credit Facility | Maximum | LIBOR
Debt Instrument [Line Items]
Debt instrument, basis spread on interest rate							3.50%
Senior Secured Credit Facility | Maximum | Base Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on interest rate							2.50%
Senior Secured Credit Facility | Minimum | LIBOR
Debt Instrument [Line Items]
Debt instrument, basis spread on interest rate							2.00%
Senior Secured Credit Facility | Minimum | Base Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on interest rate							1.00%
Senior Secured Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Amounts available under senior secured credit facility	$ 35,000,000
Credit facility, interest rate				4.50%			4.50%
Maturity date	Dec. 23, 2021
Revolving credit facility, unused amount				$ 34,500,000			$ 34,500,000
Senior Secured Credit Facility | Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Revolving credit facility, commitment fee	0.35%
Senior Secured Credit Facility | Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Revolving credit facility, commitment fee	0.25%
Senior Secured Credit Facility | Term Loan
Debt Instrument [Line Items]
Amounts available under senior secured credit facility	$ 165,000,000
Credit facility, interest rate				4.50%			4.50%
Senior Secured Credit Facility | Letter of Credit
Debt Instrument [Line Items]
Amounts available under senior secured credit facility	7,000,000
Senior Secured Credit Facility | Swing Line Loan
Debt Instrument [Line Items]
Amounts available under senior secured credit facility	$ 5,000,000